EARNINGS PER COMMON SHARE (Tables)	9 Months Ended
Sep. 30, 2012
EARNINGS PER COMMON SHARE [Abstract]
Computation of Basic and Diluted Earnings Per Common Share

The following table sets forth the computation of basic and diluted earnings per common share for the three month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(448,925)	$(465,082)

Denominator for basic earnings per share-weighted average shares outstanding	31,048,979	27,209,646

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	31,048,979	27,209,646

Income (loss) per common share - basic	$(0.01)	$(0.02)

Income (loss) per common share- diluted	$(0.01)	$(0.02)

The following table sets forth the computation of basic and diluted earnings per common share for the nine month periods ended September 30, 2012 and 2011:

	September 30,	September 30,
	2012	2011

Net loss attributed to common shareholders	$(2,429,915)	$(2,218,362)

Denominator for basic earnings per share-weighted average shares outstanding	29,477,387	26,263,743

Effect of dilutive securities:
Warrants, restricted stock and options outstanding	-	-

Denominator for diluted earnings per common share - weighted average shares adjusted for dilutive securities	29,477,387	26,263,743

Loss per common share - basic	$(0.08)	$(0.08)

Loss per common share- diluted	$(0.08)	$(0.08)

Schedule Outstanding Excluded from Computation Because they would have bee Anti-dilutive

Securities outstanding that were excluded from the computation of earnings per share for the nine month periods because they would have been anti-dilutive are as follows:

	September 30,	September 30,
	2012	2011

Warrants	11,007,754	8,651,978
Convertible Debt Issued December 16, 2011 (number of shares including related warrants upon conversion of 2,888,800)	5,296,133	-
Convertible Debt Issued August 9, 2012 (number of shares including related warrants upon conversion of 371,000)	742,000	-
Restricted Stock	550,000	700,000
Convertible Note	290,566	-
Options	450,000	35,000
	18,336,453	9,386,978